Capital leases (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 26,239,253	$ 26,771,911
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	26,653,535	27,097,348
Current portion of deferred finance fees	(414,282)	(325,437)
Total capital lease obligations	$ 26,239,253	$ 26,771,911